Finance Income and Costs - Details of Finance Income and Costs (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income	₩ 209,511	₩ 197,142	₩ 130,710